Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of current and non-current trade and other receivables

	2017	2016
Non-current
Trade receivables	6,597	1,802
Trade receivables	6,597	1,802
Advances to suppliers	2,363	1,930
Income tax credits	6,955	7,472
Non-income tax credits (i)	1,863	1,853
Judicial deposits	3,191	3,280
Other receivables	1,138	1,075
Non-current portion	22,107	17,412
Current
Trade receivables	43,078	61,546
Receivables from related parties (Note 31)	10,218	8,114
Less: Allowance for trade receivables	(1,002)	(643)
Trade receivables – net	52,294	69,017
Prepaid expenses	11,565	8,302
Advances to suppliers	36,497	21,451
Income tax credits	2,046	7,116
Non-income tax credits (i)	38,865	43,572
Cash collateral	380	3,546
Receivables from related parties (Note 31)	176	172
Other receivables	8,284	4,352
Subtotal	97,813	88,511
Current portion	150,107	157,528
Total trade and other receivables, net	172,214	174,940

(i) Includes US$ 1,086 (2016: 1,499) reclassified from Property, plant and equipment.

Summary of carrying amounts of trade and other receivables by currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in US dollars):

	2017	2016
Currency
US Dollar	50,400	54,012
Argentine Peso	48,911	45,641
Uruguayan Peso	415	762
Brazilian Reais	72,488	74,525
	172,214	174,940

Disclosure of reconciliation of changes in allowance for trade receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2017	2016	2015
At January 1	643	481	527
Charge of the year	758	387	152
Unused amounts reversed	(133)	(178)	(27)
Used during the year	(193)	—	(7)
Exchange differences	(73)	(47)	(164)
At December 31	1,002	643	481